Provisions - Schedule of Provisions (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Provisions [Abstract]
Employee entitlements	$ 8,141	$ 7,230
Interest and penalties on taxes	16,970	16,970
Total	$ 25,111	$ 24,200